Income Taxes - Reconciliation of Income tax (Benefit) provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the income tax (Benefit) provision
Tax computed at federal statutory rate			$ (11,702)	$ (21,677)
State tax, net of federal tax benefit			(2,097)	(1,475)
Other			803	515
Loss on disposition				1,049
Compensation			(972)	6,507
Debt transactions			(824)	2,145
Enacted tax rate changes			(159)	(119)
Return to provision			(502)	(991)
Valuation allowance			13,764	14,142
Total provision (benefit) for income taxes	$ (350)	$ 21	$ (1,689)	$ 96